PHOENIX ADVISER TRUST
    Supplement dated September 15, 2006 to the Prospectus dated May 15, 2006


IMPORTANT NOTICE TO INVESTORS

On page 21 of the Prospectus, the first sentence of the "Class X Shares" subsection of the "Sales Charges" section is hereby amended and replaced with the following: "Class X Shares are offered primarily to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations who purchase the minimum amounts, to private clients of the Adviser and its affiliates, or through certain wrap programs with which the Distributor has an arrangement."

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

PXP 4272/Class X Shares (09/06)



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                              PHOENIX ADVISER TRUST
                   Supplement dated September 15, 2006 to the
             Statement of Additional Information dated May 15, 2006


IMPORTANT NOTICE TO INVESTORS

On page 24 of the Statement of Additional Information ("SAI"), the first paragraph of the "How to Buy Shares" section is hereby supplemented by adding the following sentence after the fourth sentence, which describes the minimum initial investment for Class X Shares: "For purchase of Class X Shares by private clients of the Adviser and its affiliates, or through certain wrap programs with which the Distributor has an arrangement, the minimum initial investment is waived."

On page 25 of the SAI, the "Class X Shares" subsection of the "Alternative Purchase Arrangements" section is hereby amended and replaced with the following: "Class X Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations who purchase the minimum amounts, to private clients of the Adviser and its affiliates, or through certain wrap programs with which the Distributor has an arrangement."

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4272B/Class X Shares (09/06)